UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Samson STRONG Nations Currency Fund
Schedule of Investments
May 31, 2013 (Unaudited)

AUSTRALIA - 8.06%	Principal
Foreign Government Bonds - 8.06%	Amount	Value
Australia Government Bond
5.500%, 12/15/2013	900,000	875,489
4.500%, 10/21/2014	1,450,000	1,425,239
4.750%, 06/15/2016	1,150,000	1,169,502
Queensland Treasury Corp.
6.000%, 10/21/2015	900,000	921,892
TOTAL AUSTRALIA (Cost $4,707,381)		4,392,122

CANADA - 15.18%
Foreign Government Bonds - 7.58%
Canadian Government Bond
1.000%, 11/01/2014	1,100,000	1,059,597
1.500%, 03/01/2017	1,000,000	967,871
1.500%, 09/01/2017	750,000	723,718
1.250%, 03/01/2018	1,450,000	1,381,958
		4,133,144
Foreign Government Agency Issues - 7.60%
Province of British Columbia, Canada
1.200%, 04/25/2017	1,000,000	1,012,820
Province of Manitoba, Canada
1.300%, 04/03/2017	1,000,000	1,014,546
Province of Ontario, Canada
0.950%, 05/26/2015	1,888,000	1,905,996
2.700%, 06/16/2015	200,000	208,901
		4,142,263
TOTAL CANADA (Cost $8,389,926)		8,275,407

GERMANY - 3.83%
Foreign Government Agency Issues - 3.83%
KFW
4.125%, 10/15/2014	1,000,000	1,050,727
2.625%, 03/03/2015	1,000,000	1,039,295
TOTAL GERMANY (Cost $2,090,331)		2,090,022

	Shares
GOLD - 3.97%
Exchange Traded Funds - 3.97%
iShares Gold Trust (a)	80,050	1,077,473
SPDR Gold Shares (a)	8,100	1,084,752
TOTAL GOLD (Cost $2,540,008)		2,162,225

	Principal
	Amount
MULTILATERALS - 10.36%
Foreign Government Agency Issues - 10.36%
Asian Development Bank
2.750%, 05/21/2014	1,000,000	1,023,784
2.625%, 02/09/2015	500,000	519,154
Inter-American Development Bank
0.500%, 08/17/2015	750,000	751,921
5.125%, 09/13/2016	1,000,000	1,143,592
International Bank for Reconstruction & Development
3.500%, 10/08/2013	1,000,000	1,011,288
1.125%, 08/25/2014	200,000	202,215
0.500%, 04/15/2016	1,000,000	998,865
TOTAL MULTILATERALS (Cost $5,657,279)		5,650,819

NEW ZEALAND - 6.57%
Foreign Government Bonds - 6.57%
New Zealand Government Bond
6.000%, 04/15/2015	1,800,000	1,519,689
6.000%, 12/15/2017	2,300,000	2,063,772
TOTAL NEW ZEALAND (Cost $3,737,491)		3,583,461

NORWAY - 6.82%
Foreign Government Bonds - 6.82%
Norway Government Bond
5.000%, 05/15/2015	17,200,000	3,149,965
4.250%, 05/19/2017	3,000,000	567,815
TOTAL NORWAY (Cost $3,797,541)		3,717,780

SWEDEN - 8.62%
Foreign Government Bonds - 8.62%
Sweden Government Bond
6.750%, 05/05/2014	10,000,000	1,590,551
4.500%, 08/12/2015	11,000,000	1,788,644
3.000%, 07/12/2016	8,250,000	1,320,232
TOTAL SWEDEN (Cost $4,681,807)		4,699,427

UNITED STATES - 30.75%
Municipal Bonds - 16.79%
Bay Area Toll Authority
5.000%, 04/01/2026 (Pre-refunded to 04/01/2016)	250,000	281,563
City of Memphis, TN
5.000%, 10/01/2019 (Pre-refunded to 10/01/2014)	1,000,000	1,062,520
Commonwealth of Massachusetts
5.000%, 08/01/2015 (Pre-refunded to 08/01/2014)	210,000	221,224
Contra Costa County Public Financing Authority
5.625%, 08/01/2033 (Pre-refunded to 08/01/2013)	1,750,000	1,764,647
County of Harris, TX
5.000%, 10/01/2021 (Pre-refunded to 10/01/2014)	1,000,000	1,062,520
Illinois Finance Authority
5.500%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,000,000	2,123,640
Indiana Health Facility Financing Authority
5.000%, 05/01/2021 (Pre-refunded to 05/01/2015)	500,000	544,315
New Jersey Economic Development Authority
5.250%, 09/01/2022 (Pre-refunded to 09/01/2015)	500,000	554,590
New York State Dormitory Authority
5.000%, 03/15/2022 (Pre-refunded to 03/15/2015)	230,000	249,366
South Harrison School Building Group
5.250%, 07/15/2022 (Pre-refunded to 01/15/2015)	200,000	215,798
State of Hawaii
5.000%, 07/01/2016 (Pre-refunded to 07/01/2015)	980,000	1,074,002
		9,154,185
Short-Term Investments - 3.00%
Fidelity Institutional Money Market Funds, 0.077%	1,635,650	1,635,650

U.S. Treasury Bill - 4.58%
United States Treasury Bill
0.000%, 7/11/2013	1,500,000	1,499,905
0.000%, 8/22/2013	1,000,000	999,939
		2,499,844
U.S. Government Notes - 6.38%
United States Treasury Note
0.250%, 11/30/2014	500,000	500,215
0.625%, 05/31/2017	3,000,000	2,979,141
		3,479,356
TOTAL UNITED STATES (Cost $16,785,924)		16,769,035

Total Investments (Cost $52,387,688) - 94.16%		51,340,298
Other Assets in Excess of Liabiliies - 5.84%		3,185,186
TOTAL NET ASSETS - 100.00%		$54,525,484

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Samson STRONG Nations Currency Fund
Schedule of Open Forward Currency Contracts
May 31, 2013 (Unaudited)

			Contract	Fair	Net
		Settlement	Amount	Value	Unrealized
Purchase Contracts:		Date	(USD)	(USD)	(USD)
	2,392,320,000 CLP	6/7/2013	5,045,148	4,768,579	(276,569)
	18,370,000 ILS	6/7/2013	5,139,001	4,980,419	(158,582)
	32,000,000 SEK	6/7/2013	4,907,035	4,830,601	(76,434)
Total Purchase Contracts					(511,585)

Sale Contracts:
	4,800,000 AUD	6/7/2013	(4,908,480)	(4,591,456)	317,024
	4,300,000 CAD	6/7/2013	(4,265,386)	(4,146,877)	118,509
	2,392,320,000 CLP	6/7/2013	(4,976,302)	(4,768,579)	207,723
	18,370,000 ILS	6/7/2013	(5,035,484)	(4,980,419)	55,065
	28,000,000 NOK	6/7/2013	(4,827,617)	(4,769,915)	57,702
	5,800,000 NZD	6/7/2013	(4,791,670)	(4,607,544)	184,126
	64,000,000 SEK	6/7/2013	(9,663,434)	(9,661,201)	2,233
Total Sales Contracts					942,382
Net Value of Outstanding Forward Currency Contracts					$430,797

	The cost basis of investments for federal income tax purposes at May 31, 2013
	was as follows*:

	Cost of investments			$52,387,688
	Gross unrealized appreciation			49,983
	Gross unrealized appreciation on forwards			996,471
	Gross unrealized depreciation			(1,097,373)
	Gross unrealized depreciation on forwards			(565,674)
	Net unrealized depreciation			$(616,593)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report to be dated August 31, 2013.

Significant Accounting Policies
	The following is a summary of significant accounting policies consistently followed by the Fund in the
	preparation of the financial statements. These policies are in conformity with accounting principles generally
	accepted in the United States of America (“GAAP”).

Investment Valuation
	Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that
	exchange on the date as of which assets are valued. When the security is listed on more than one exchange,
	the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange
	on which the stock is traded.

	Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
	Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available,
	such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such
	exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices
	on such day.

	The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing
	various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
	In considering a fair value determination, factors that may be considered, among others include; the type and structure
	of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's
	valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity
	and prices of similar securities or financial instruments.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below, under Summary of Fair Value Exposure.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

	Forward currency contracts are presented at fair value measured by the difference
	between the forward exchange rates (“forward rates”) at the dates of the entry into the
	contracts and the forward rates at the reporting date, and such differences are
	included in the Statement of Assets and Liabilities.

	The Fund may enter into foreign currency forward exchange contracts. When
	entering into a forward currency contract, the Fund agrees to receive or deliver a fixed
	quantity of foreign currency for an agreed-upon price at a future date. The market
	value of the contract fluctuates with changes in currency exchange rates. The
	contract is marked-to-market daily and the change in market value is recorded by the
	Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to
	the difference between the value of the contract at the time it was opened and the
	value at the time it was closed.

Other
	Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment
	transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale
	proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an
	accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

Fixed Income	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,162,225	$-	$-	$2,162,225
Foreign Government Agency Issues	-	11,883,104	-	11,883,104
Foreign Government Bonds	-	20,525,934	-	20,525,934
Municipal Bonds	-	9,154,185	-	9,154,185
U.S. Treasury Bills	-	2,499,844	-	2,499,844
U.S. Government Notes	-	3,479,356	-	3,479,356
Total Fixed Income	$ 2,162,225	$47,542,423	-	$49,704,648
Short-Term Investments	-	1,635,650	-	1,635,650
Total Investments in Securities	$ 2,162,225	$49,178,073	$-	$51,340,298

Other Financial Instruments	$ 430,797	$-	$-	$430,797

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2013.
The Fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Forwards	Appreciation on forward currency exchange contracts	996,471	Depreciation on forward currency exchange contracts	(565,674)
Total		$996,471		$(565,674)

The effect of derivative instruments on income for the period since inception through May 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			(418,892)
Total			$(418,892)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments			Forwards
Foreign Exchange Contracts			430,797
Total			$430,797

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ John Buckel
                                            John Buckel, President

Date  July 24, 2013

By (Signature and Title) */s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.